J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

270 Park Avenue

New York, NY 10017

November 2, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Fleming Mutual Fund Group Inc. (the “Trust”)

on behalf of the JPMorgan Mid Cap Value Fund (the “Fund”)

File Nos. 333-25803 and 811-08189

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class A, Class C, Class I, and Class L Shares Prospectus for the JPMorgan Mid Cap Value Fund does not differ from the Prospectus contained in the Post-Effective Amended No. 55 (Amended No. 56 under the Investment Company Act of 1940) filed electronically on October 29, 2018.

If you have any questions, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary